Other account payables and accrued expenses	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Other account payables and accrued expenses

Note 9: —Other account payables and accrued expenses

Other payable and accrued expenses consisted of the following as of:

	December 31,
	2019	2018
Accrued employee and government authorities	$8,677	$5,043
Accrued expenses and other	8,808	4,467
Contingent consideration	3,888	—
Derivatives	—	598
Other	53	123
	$21,426	$10,231